Stock and Other Compensation Plans, 401(k) Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
401(k) Plan [Abstract]
Employer matching contribution percent	100.00%
Percentage of employees' gross pay for which employer contributes matching contribution	5.00%
Percentage of additional contribution per employee made by employer	3.00%
Percentage of contributions made in cash	100.00%
Contributions to defined contribution plan	$ 13.8	$ 10.5	$ 9.6